CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Income for the year before income tax from continuing operations	$ 12,075,913	$ 19,612,546	$ 49,244,167
Income for the year before income tax from discontinued operations	0	0	688,630
Income for the year before income tax	12,075,913	19,612,546	49,932,797
Adjustments to reconcile income for the year before income tax to net cash flows:
Depreciation of property, plant and equipment	3,620,674	2,681,584	2,392,834
Amortization of intangible assets	2,334,299	1,934,797	732,317
Loss (gain) on replacement/disposal of property, plant and equipment	0	0	218,597
Impairment of property, plant and equipment and intangible assets	4,016,305	5,996,233	0
Discount of accounts receivables and payables, net	30,194	304,798	0
CVO receivables update	0	0	(23,072,749)
Interest earned from customers	(3,107,561)	(8,760,658)	(3,399,669)
Trade and tax interests lost	373,124	0	0
Finance income	(5,159,795)	(4,902,024)	(4,775,371)
Finance expenses	22,297,137	21,680,208	13,195,831
Share of the profit of associates	(108,750)	(1,515,649)	(2,249,648)
Material and spare parts impairments	42,935	42,977	(5,146)
Share-based payments	1,673	66,106	27,997
Movements in provisions, and long-term employee benefit plan expense	135,257	110,407	0
Foreign exchange difference for trade receivables	(10,952,248)	(16,217,459)	(23,882,362)
Income from the sale of La Plata plant	0	0	(981,172)
Loss on net monetary position	(12,354,183)	(16,235,780)	(6,171,733)
Working capital adjustments:
Decrease in trade and other receivables	14,505,539	17,383,420	10,863,251
Decrease (Increase) in other non-financial assets and inventories	341,216	(1,624,563)	(64,399)
(Decrease) Increase in trade and other payables, other non-financial liabilities and liabilities from employee benefits	(8,171,729)	2,338,705	3,787,032
Total	19,920,000	22,895,648	16,548,407
Trade and tax interest paid	(373,124)	0	0
Interest received from customers	3,111,680	6,578,193	92,898
Income tax paid	(3,364,939)	(13,172,605)	(8,879,837)
Net cash flows provided by operating activities	19,293,617	16,301,236	7,761,468
Investing activities
Purchase of property, plant and equipment	(11,970,431)	(23,830,786)	(14,574,020)
Acquisition of thermal Station Brigadier Lopez	0	(11,526,280)	0
Cash flows generated from the sale of the La Plata plant	0	0	1,310,823
Dividends received	140,984	1,003,449	2,031,631
(Acquisition) Sale of financial assets, net	(5,458,711)	(3,635,472)	612,870
Net cash flows used in investing activities	(17,288,158)	(37,989,089)	(10,618,696)
Financing activities
Bank and investment accounts overdrafts received (paid), net	(703,095)	1,998,624	(48,459)
Loans received	4,132,003	28,216,736	9,162,446
Loans paid	(3,229,307)	(1,576,414)	(4,387,751)
Direct financing and loans refinancing costs	(323,478)	(1,324,244)	0
Interest and other financial costs paid	(3,495,527)	(2,713,387)	(966,393)
Contributions from non-controlling interests	0	263,994	648,731
Dividends paid	(63,958)	(1,541,306)	(2,968,938)
Net cash flows provided by (used in) financing activities	(3,683,362)	23,324,003	1,439,636
(Decrease) Increase in cash and cash equivalents	(1,677,903)	1,636,150	(1,417,592)
Exchange difference and other financial results	276,696	864,440	2,788,261
Monetary results effect on cash and cash equivalents	(353,856)	(948,406)	(1,163,157)
Cash and cash equivalents, beginning	2,033,761	481,577	274,065
Cash and cash equivalents, ending	$ 278,698	$ 2,033,761	$ 481,577